Investment Objectives and Goals - Roundhill MLCC & Electronic Components ETF	Aug. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill MLCC & Electronic Components ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.